POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 9, 2018 TO THE

PROSPECTUS DATED FEBRUARY 28, 2018 OF:

PowerShares Active U.S. Real Estate Fund

Important Notice Regarding a Change to the Unitary Management Fee of

PowerShares Active U.S. Real Estate Fund (the “Fund”)

At a meeting held on March 8, 2018, the Board of Trustees (the “Board”) of the PowerShares Actively Managed Exchange-Traded Fund Trust approved a reduction in the annual unitary management fee of the Fund to 0.35% of the Fund’s average daily net assets. The reduced unitary management fee for the Fund will become effective on April 1, 2018.

In addition, effective immediately, Grant Jackson is a Portfolio Manager of the Fund. Accordingly, on Page 3 of the Summary Prospectus and Page 6 of the Prospectus, the table within the section titled “Management of the Fund – Portfolio Managers” is deleted and replaced with the following:

Name	Title with Sub-Adviser	Date Began Managing the Fund
Mark Blackburn	Portfolio Manager of the Sub-Adviser	Since Inception
Paul S. Curbo	Portfolio Manager (Co-Lead) of the Sub-Adviser	Since Inception
Grant Jackson	Portfolio Manager (Co-Lead) of the Sub-Adviser	Since March 2018
Joe V. Rodriguez, Jr.	Portfolio Manager (Co-Lead) of the Sub-Adviser	Since Inception
Darin Turner	Portfolio Manager of the Sub-Adviser	Since February 2015
Ping-Ying Wang	Portfolio Manager of the Sub-Adviser	Since Inception

On Page 39 of the Prospectus within the section titled “Management of the Fund – Portfolio Managers,” the first five bullet points, reflecting the Fund’s Portfolio Managers, are deleted and replaced with the following:

●	Mark Blackburn, Portfolio Manager, has been responsible for the management of the Fund since its inception and has been associated with the Sub-Adviser and/or its affiliates since 1998.

●	Paul S. Curbo (Co-Lead), Portfolio Manager, has been responsible for the management of the Fund since its inception and has been associated with the Sub-Adviser and/or its affiliates since 1998.

●	Grant Jackson (Co-Lead), Portfolio Manager, has been responsible for the management Fund since March 2018 and has been associated with the Sub-Adviser and/or its affiliates since 2005.

●	Joe V. Rodriguez, Jr. (Co-Lead), Portfolio Manager, has been responsible for the management of the Fund since its inception and has been associated with the Sub-Adviser and/or its affiliates since 1990.

●	Darin Turner, Portfolio Manager, has been responsible for the management of the Fund since February 2015 and has been associated with the Sub-Adviser and/or its affiliates since 2005.

●	Ping-Ying Wang, Portfolio Manager, has been responsible for the management of the Fund since its inception and has been associated with Sub-Adviser and/or its affiliates since 1998.

Please Retain This Supplement for Future Reference.

P-PSR-PROSUP-1 030918

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 9, 2018 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2018 OF:

PowerShares Active U.S. Real Estate Fund

Important Notice Regarding a Change to the Unitary Management Fee of

PowerShares Active U.S. Real Estate Fund (the “Fund”)

At a meeting held on March 8, 2018, the Board of Trustees (the “Board”) of the PowerShares Actively Managed Exchange-Traded Fund Trust approved a reduction in the annual unitary management fee of the Fund to 0.35% of the Fund’s average daily net assets. The reduced unitary management fee for the Fund will become effective on April 1, 2018.

In addition, effective immediately, Grant Jackson is a Portfolio Manager of the Fund. Accordingly, the following is added on Page 36 within the section titled “Management – Portfolio Managers.”

As of March 1, 2018, Grant Jackson managed 2 other registered investment companies with approximately $32.1 million in assets, 3 other pooled investment vehicles with approximately $1.1 billion in assets and 29 other accounts with approximately $10.6 billion in assets.

On Page 37, in the section titled “Management – Portfolio Holdings” the following is added as the second sentence:

As of March 1, 2018, Mr. Jackson did not own any securities of the funds in this Statement of Additional Information.

Please Retain This Supplement for Future Reference.

P-PSR-SAISUP-1 030918